Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Communication Services: 10.4%
196,196		Activision Blizzard, Inc.	$ 11,669,738	0.2
76,518	(1)	Alphabet, Inc. - Class A	88,910,090	1.6
76,330	(1)	Alphabet, Inc. - Class C	88,757,287	1.6
1,865,530		AT&T, Inc.	54,380,200	1.0
250,578	(2)	CenturyLink, Inc.	2,370,468	0.1
40,040	(1)	Charter Communications, Inc.	17,469,852	0.3
1,159,363		Comcast Corp. – Class A	39,858,900	0.7
40,385	(1),(2)	Discovery Communications, Inc. - Class A	785,084	0.0
85,658	(1)	Discovery Communications, Inc. - Class C	1,502,441	0.0
65,380	(1)	Dish Network Corp. - Class A	1,306,946	0.0
74,565	(1)	Electronic Arts, Inc.	7,469,176	0.1
614,557	(1)	Facebook, Inc. - Class A	102,508,108	1.8
90,534	(2)	Fox Corp. - Class A	2,139,318	0.0
41,465		Fox Corp. - Class B	948,719	0.0
99,018		Interpublic Group of Cos., Inc.	1,603,101	0.0
35,987	(1),(2)	Live Nation Entertainment, Inc.	1,635,969	0.0
111,919	(1)	Netflix, Inc.	42,025,585	0.8
99,229	(2)	News Corp - Class A	890,580	0.0
30,642	(2)	News Corp - Class B	275,472	0.0
55,604	(2)	Omnicom Group	3,052,660	0.1
28,903	(1)	Take-Two Interactive Software, Inc.	3,428,185	0.1
80,843	(1)	T-Mobile US, Inc.	6,782,728	0.1
198,264	(1)	Twitter, Inc.	4,869,364	0.1
1,056,185		Verizon Communications, Inc.	56,748,820	1.0
138,006		ViacomCBS, Inc. - Class B	1,933,464	0.0
460,291		Walt Disney Co.	44,464,111	0.8
			587,786,366	10.4

		Consumer Discretionary: 9.5%
17,687		Advance Auto Parts, Inc.	1,650,551	0.0
106,357	(1)	Amazon.com, Inc.	207,366,370	3.7
65,195	(1)	Aptiv PLC	3,210,202	0.1
6,085	(1)	Autozone, Inc.	5,147,910	0.1
58,155		Best Buy Co., Inc.	3,314,835	0.1
10,689	(1)	Booking Holdings, Inc.	14,380,125	0.3
52,734		BorgWarner, Inc.	1,285,128	0.0
38,156	(1)	Capri Holdings Ltd.	411,703	0.0
41,992	(1),(2)	Carmax, Inc.	2,260,429	0.0
102,294	(2)	Carnival Corp.	1,347,212	0.0
6,530	(1)	Chipotle Mexican Grill, Inc.	4,273,232	0.1
31,310		Darden Restaurants, Inc.	1,705,143	0.0
65,019		Dollar General Corp.	9,818,519	0.2
60,438	(1)	Dollar Tree, Inc.	4,440,380	0.1
85,635		D.R. Horton, Inc.	2,911,590	0.1
195,290		eBay, Inc.	5,870,417	0.1
35,688		Expedia Group, Inc.	2,008,164	0.0
994,450		Ford Motor Co.	4,803,193	0.1
53,541	(2)	Gap, Inc.	376,929	0.0
36,896		Garmin Ltd.	2,765,724	0.1
321,093		General Motors Co.	6,672,312	0.1
37,105		Genuine Parts Co.	2,498,280	0.0
49,861	(2)	H&R Block, Inc.	702,043	0.0
92,369	(2)	Hanesbrands, Inc.	726,944	0.0
39,403	(2)	Harley-Davidson, Inc.	745,899	0.0
32,498		Hasbro, Inc.	2,325,232	0.0
72,058		Hilton Worldwide Holdings, Inc.	4,917,238	0.1
278,573		Home Depot, Inc.	52,012,365	0.9
39,984		Kohl's Corp.	583,366	0.0
59,309	(2)	L Brands, Inc.	685,612	0.0
86,301		Las Vegas Sands Corp.	3,665,203	0.1
33,608	(2)	Leggett & Platt, Inc.	896,661	0.0
71,475		Lennar Corp. - Class A	2,730,345	0.1
78,263	(1)	LKQ Corp.	1,605,174	0.0
195,740		Lowe's Cos, Inc.	16,843,427	0.3
77,753	(2)	Macy's, Inc.	381,767	0.0
69,299		Marriott International, Inc.	5,184,258	0.1
192,323		McDonald's Corp.	31,800,608	0.6
131,515		MGM Resorts International	1,551,877	0.0
15,181	(1)	Mohawk Industries, Inc.	1,157,399	0.0
97,314		Newell Brands, Inc.	1,292,330	0.0
318,207		Nike, Inc. - Class B	26,328,447	0.5
26,955	(2)	Nordstrom, Inc.	413,490	0.0
54,334	(1),(2)	Norwegian Cruise Line Holdings Ltd.	595,501	0.0
887	(1)	NVR, Inc.	2,278,801	0.0
19,322	(1)	O'Reilly Automotive, Inc.	5,816,888	0.1
65,055		Pulte Group, Inc.	1,452,028	0.0
18,935		PVH Corp.	712,713	0.0
12,701		Ralph Lauren Corp.	848,808	0.0
92,378		Ross Stores, Inc.	8,034,115	0.1
43,899	(2)	Royal Caribbean Cruises Ltd.	1,412,231	0.0
301,600		Starbucks Corp.	19,827,184	0.4
70,468		Tapestry, Inc.	912,561	0.0
129,409		Target Corp.	12,031,155	0.2
27,568		Tiffany & Co.	3,570,056	0.1
309,688		TJX Cos., Inc.	14,806,183	0.3
30,233		Tractor Supply Co.	2,556,200	0.1
14,598	(1)	Ulta Beauty, Inc.	2,564,869	0.1
47,357	(1)	Under Armour, Inc. - Class A	436,158	0.0
48,961	(1),(2)	Under Armour, Inc. - Class C	394,626	0.0
83,633		VF Corp.	4,522,873	0.1
16,140	(2)	Whirlpool Corp.	1,384,812	0.0
24,674		Wynn Resorts Ltd.	1,485,128	0.0
77,242		Yum! Brands, Inc.	5,293,394	0.1
			536,004,317	9.5

		Consumer Staples: 7.6%
477,077		Altria Group, Inc.	18,448,567	0.3
142,165		Archer-Daniels-Midland Co.	5,001,365	0.1
46,529	(2)	Brown-Forman Corp. - Class B	2,582,825	0.0
43,140	(2)	Campbell Soup Co.	1,991,342	0.0
62,670		Church & Dwight Co., Inc.	4,022,161	0.1
32,051		Clorox Co.	5,552,836	0.1
984,745		Coca-Cola Co.	43,574,966	0.8
218,869		Colgate-Palmolive Co.	14,524,147	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
124,280		Conagra Brands, Inc.	$ 3,646,375	0.1
42,775		Constellation Brands, Inc.	6,132,224	0.1
112,822		Costco Wholesale Corp.	32,168,937	0.6
74,376		Coty, Inc - Class A	383,780	0.0
56,834		Estee Lauder Cos., Inc.	9,055,929	0.2
154,348		General Mills, Inc.	8,144,944	0.1
37,874		Hershey Co.	5,018,305	0.1
71,011	(2)	Hormel Foods Corp.	3,311,953	0.1
29,127		JM Smucker Co.	3,233,097	0.1
63,589		Kellogg Co.	3,814,704	0.1
87,545		Kimberly-Clark Corp.	11,194,379	0.2
159,047		Kraft Heinz Co.	3,934,823	0.1
204,812		Kroger Co.	6,168,937	0.1
37,301		Lamb Weston Holdings, Inc.	2,129,887	0.0
31,557		McCormick & Co., Inc.	4,456,164	0.1
47,974	(2)	Molson Coors Beverage Co.	1,871,466	0.0
367,698		Mondelez International, Inc.	18,414,316	0.3
97,491	(1)	Monster Beverage Corp.	5,484,844	0.1
356,107		PepsiCo, Inc.	42,768,451	0.8
397,335		Philip Morris International, Inc.	28,989,562	0.5
636,863		Procter & Gamble Co.	70,054,930	1.2
130,300		Sysco Corp.	5,945,589	0.1
75,383		Tyson Foods, Inc.	4,362,414	0.1
191,465		Walgreens Boots Alliance, Inc.	8,759,524	0.1
362,275		Walmart, Inc.	41,161,685	0.7
			426,305,428	7.6

		Energy: 2.6%
94,621	(2)	Apache Corp.	395,516	0.0
165,962	(2)	Baker Hughes Co.	1,742,601	0.0
104,175	(2)	Cabot Oil & Gas Corp.	1,790,768	0.0
482,885		Chevron Corp.	34,989,847	0.6
51,338		Concho Resources, Inc./Midland TX	2,199,833	0.0
280,217		ConocoPhillips	8,630,684	0.2
98,831		Devon Energy Corp.	682,922	0.0
41,152		Diamondback Energy, Inc.	1,078,182	0.0
148,569		EOG Resources, Inc.	5,336,599	0.1
1,080,528		Exxon Mobil Corp.	41,027,648	0.7
224,171		Halliburton Co.	1,535,571	0.0
27,288		Helmerich & Payne, Inc.	427,057	0.0
66,143		Hess Corp.	2,202,562	0.1
37,918		HollyFrontier Corp.	929,370	0.0
497,441		Kinder Morgan, Inc.	6,924,379	0.1
204,284		Marathon Oil Corp.	672,094	0.0
165,822		Marathon Petroleum Corp.	3,916,716	0.1
98,533	(2)	National Oilwell Varco, Inc.	968,579	0.0
122,146	(2)	Noble Energy, Inc.	737,762	0.0
228,133	(2)	Occidental Petroleum Corp.	2,641,780	0.1
105,492		Oneok, Inc.	2,300,781	0.1
113,479		Phillips 66	6,088,148	0.1
42,302		Pioneer Natural Resources Co.	2,967,485	0.1
353,541		Schlumberger Ltd.	4,769,268	0.1
107,320		TechnipFMC PLC	723,337	0.0
104,871		Valero Energy Corp.	4,756,949	0.1
309,530		Williams Cos., Inc.	4,379,850	0.1
			144,816,288	2.6

		Financials: 10.6%
187,451		Aflac, Inc.	6,418,322	0.1
82,731		Allstate Corp.	7,588,915	0.1
171,354		American Express Co.	14,669,616	0.3
222,166		American International Group, Inc.	5,387,525	0.1
32,355		Ameriprise Financial, Inc.	3,315,740	0.1
59,793		Aon PLC	9,868,237	0.2
47,634		Arthur J. Gallagher & Co.	3,882,647	0.1
15,485		Assurant, Inc.	1,611,834	0.0
2,067,430		Bank of America Corp.	43,891,539	0.8
214,313		Bank of New York Mellon Corp.	7,218,062	0.1
499,527	(1)	Berkshire Hathaway, Inc. – Class B	91,328,521	1.6
30,117		BlackRock, Inc.	13,250,576	0.2
118,934		Capital One Financial Corp.	5,996,652	0.1
28,311		Cboe Global Markets, Inc.	2,526,757	0.1
291,966		Charles Schwab Corp.	9,815,897	0.2
115,737		Chubb Ltd.	12,926,666	0.2
38,801		Cincinnati Financial Corp.	2,927,535	0.1
557,538		Citigroup, Inc.	23,483,501	0.4
111,017		Citizens Financial Group, Inc.	2,088,230	0.0
91,517		CME Group, Inc.	15,824,204	0.3
36,814		Comerica, Inc.	1,080,123	0.0
80,053		Discover Financial Services	2,855,490	0.1
57,694		E*Trade Financial Corp.	1,980,058	0.0
10,415		Everest Re Group Ltd.	2,004,054	0.0
181,233		Fifth Third Bancorp	2,691,310	0.1
43,037		First Republic Bank	3,541,084	0.1
71,230	(2)	Franklin Resources, Inc.	1,188,829	0.0
25,442		Globe Life, Inc.	1,831,061	0.0
81,383		Goldman Sachs Group, Inc.	12,580,998	0.2
92,043		Hartford Financial Services Group, Inc.	3,243,595	0.1
263,742		Huntington Bancshares, Inc.	2,165,322	0.0
142,207		Intercontinental Exchange, Inc.	11,483,215	0.2
95,050	(2)	Invesco Ltd.	863,054	0.0
800,987		JPMorgan Chase & Co.	72,112,860	1.3
251,536		Keycorp	2,608,428	0.1
50,649		Lincoln National Corp.	1,333,082	0.0
65,325		Loews Corp.	2,275,270	0.0
33,700		M&T Bank Corp.	3,485,591	0.1
9,685		MarketAxess Holdings, Inc.	3,220,940	0.1
128,881		Marsh & McLennan Cos., Inc.	11,143,051	0.2
199,625		Metlife, Inc.	6,102,536	0.1
41,465		Moody's Corp.	8,769,847	0.2
297,418		Morgan Stanley	10,112,212	0.2
21,632		MSCI, Inc. - Class A	6,250,783	0.1
29,302		Nasdaq, Inc.	2,782,225	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
54,110		Northern Trust Corp.	$ 4,083,141	0.1
113,419		People's United Financial, Inc.	1,253,280	0.0
111,899		PNC Financial Services Group, Inc.	10,710,972	0.2
65,947		Principal Financial Group, Inc.	2,066,779	0.0
149,301		Progressive Corp.	11,024,386	0.2
102,662		Prudential Financial, Inc.	5,352,797	0.1
31,530		Raymond James Financial, Inc.	1,992,696	0.0
246,347		Regions Financial Corp.	2,209,733	0.0
62,414		S&P Global, Inc.	15,294,551	0.3
92,861		State Street Corp.	4,946,705	0.1
13,169	(1)	SVB Financial Group	1,989,573	0.0
144,135		Synchrony Financial	2,319,132	0.0
59,676		T. Rowe Price Group, Inc.	5,827,361	0.1
65,916		Travelers Cos, Inc.	6,548,755	0.1
342,477		Truist Financial Corp.	10,561,991	0.2
52,676		Unum Group	790,667	0.0
362,965		US Bancorp	12,504,144	0.2
982,874		Wells Fargo & Co.	28,208,484	0.5
32,835		Willis Towers Watson PLC	5,577,025	0.1
37,056		WR Berkley Corp.	1,933,212	0.0
43,533	(2)	Zions Bancorp NA	1,164,943	0.0
			598,086,321	10.6

		Health Care: 14.9%
451,353		Abbott Laboratories	35,616,265	0.6
377,657		AbbVie, Inc.	28,773,687	0.5
11,532	(1)	Abiomed, Inc.	1,673,985	0.0
79,031		Agilent Technologies, Inc.	5,660,200	0.1
56,513	(1)	Alexion Pharmaceuticals, Inc.	5,074,302	0.1
18,316	(1)	Align Technology, Inc.	3,186,068	0.1
83,834		Allergan plc	14,847,001	0.3
38,389		AmerisourceBergen Corp.	3,397,427	0.1
151,741		Amgen, Inc.	30,762,453	0.5
64,754		Anthem, Inc.	14,701,748	0.3
130,384		Baxter International, Inc.	10,585,877	0.2
69,069		Becton Dickinson & Co.	15,869,984	0.3
46,081	(1)	Biogen, Inc.	14,579,107	0.3
355,951	(1)	Boston Scientific Corp.	11,614,681	0.2
598,651		Bristol-Myers Squibb Co.	33,368,807	0.6
74,695		Cardinal Health, Inc.	3,580,878	0.1
149,092	(1)	Centene Corp.	8,857,556	0.2
80,213		Cerner Corp.	5,052,617	0.1
95,364		Cigna Corp.	16,896,594	0.3
12,660		Cooper Cos., Inc.	3,489,982	0.1
332,236		CVS Health Corp.	19,711,562	0.3
163,255		Danaher Corp.	22,596,125	0.4
22,902	(1)	DaVita, Inc.	1,741,926	0.0
56,799		Dentsply Sirona, Inc.	2,205,505	0.0
53,264	(1)	Edwards Lifesciences Corp.	10,046,656	0.2
215,772		Eli Lilly & Co.	29,931,892	0.5
323,089		Gilead Sciences, Inc.	24,154,134	0.4
67,562		HCA Healthcare, Inc.	6,070,446	0.1
37,474	(1)	Henry Schein, Inc.	1,893,186	0.0
68,478	(1)	Hologic, Inc.	2,403,578	0.0
33,819		Humana, Inc.	10,619,842	0.2
21,907	(1)	Idexx Laboratories, Inc.	5,306,752	0.1
37,540	(1)	Illumina, Inc.	10,252,925	0.2
45,656	(1)	Incyte Corp., Ltd.	3,343,389	0.1
29,515	(1)	Intuitive Surgical, Inc.	14,616,123	0.3
46,084	(1)	IQVIA Holdings, Inc.	4,970,620	0.1
672,120		Johnson & Johnson	88,135,096	1.6
24,797	(1)	Laboratory Corp. of America Holdings	3,134,093	0.1
41,244		McKesson Corp.	5,578,663	0.1
342,302		Medtronic PLC	30,868,794	0.5
650,186		Merck & Co., Inc.	50,025,311	0.9
6,219	(1)	Mettler Toledo International, Inc.	4,294,282	0.1
131,809	(1)	Mylan NV	1,965,272	0.0
28,373		PerkinElmer, Inc.	2,135,919	0.0
34,759		Perrigo Co. PLC	1,671,560	0.0
1,413,288		Pfizer, Inc.	46,129,720	0.8
34,399		Quest Diagnostics, Inc.	2,762,240	0.0
20,400	(1)	Regeneron Pharmaceuticals, Inc.	9,961,116	0.2
36,720		Resmed, Inc.	5,408,489	0.1
21,652		STERIS Public Ltd. Co.	3,030,630	0.0
82,227		Stryker Corp.	13,689,973	0.2
11,823		Teleflex, Inc.	3,462,484	0.1
102,404		Thermo Fisher Scientific, Inc.	29,041,774	0.5
241,948		UnitedHealth Group, Inc.	60,336,992	1.1
20,513		Universal Health Services, Inc.	2,032,428	0.0
23,213	(1)	Varian Medical Systems, Inc.	2,383,047	0.0
65,670	(1)	Vertex Pharmaceuticals, Inc.	15,626,177	0.3
16,455	(1)	Waters Corp.	2,995,633	0.0
52,527		Zimmer Biomet Holdings, Inc.	5,309,429	0.1
121,636		Zoetis, Inc.	14,315,341	0.3
			841,748,343	14.9

		Industrials: 8.0%
146,855		3M Co.	20,047,176	0.4
31,456		Alaska Air Group, Inc.	895,552	0.0
23,729		Allegion Public Ltd.	2,183,543	0.0
99,564	(2)	American Airlines Group, Inc.	1,213,685	0.0
58,377		Ametek, Inc.	4,204,312	0.1
35,002	(2)	AO Smith Corp.	1,323,426	0.0
98,924		Arconic, Inc.	1,588,719	0.0
136,538		Boeing Co.	20,363,277	0.4
141,136		Caterpillar, Inc.	16,377,421	0.3
34,540	(2)	CH Robinson Worldwide, Inc.	2,286,548	0.0
21,410		Cintas Corp.	3,708,640	0.1
52,240	(1)	Copart, Inc.	3,579,485	0.1
198,591		CSX Corp.	11,379,264	0.2
39,125		Cummins, Inc.	5,294,395	0.1
80,411		Deere & Co.	11,109,584	0.2
146,995		Delta Air Lines, Inc.	4,193,767	0.1
37,098		Dover Corp.	3,114,006	0.1
105,573		Eaton Corp. PLC	8,201,966	0.1
155,564		Emerson Electric Co.	7,412,625	0.1
30,922		Equifax, Inc.	3,693,633	0.1
43,491		Expeditors International Washington, Inc.	2,901,720	0.1
146,466		Fastenal Co.	4,577,062	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
61,300		FedEx Corp.	$ 7,433,238	0.1
33,419		Flowserve Corp.	798,380	0.0
75,466		Fortive Corp.	4,164,969	0.1
35,536		Fortune Brands Home & Security, Inc.	1,536,932	0.0
59,845		General Dynamics Corp.	7,918,092	0.1
2,230,349		General Electric Co.	17,708,971	0.3
182,475		Honeywell International, Inc.	24,413,330	0.4
10,445		Huntington Ingalls Industries, Inc.	1,903,183	0.0
19,424		IDEX Corp.	2,682,649	0.1
102,403		IHS Markit Ltd.	6,144,180	0.1
74,693		Illinois Tool Works, Inc.	10,615,369	0.2
88,376	(1)	Ingersoll Rand, Inc.	2,191,725	0.0
34,603		Jacobs Engineering Group, Inc.	2,742,980	0.1
21,774		JB Hunt Transport Services, Inc.	2,008,216	0.0
197,003		Johnson Controls International plc	5,311,201	0.1
25,313		Kansas City Southern	3,219,307	0.1
56,455		L3Harris Technologies, Inc.	10,168,675	0.2
63,390		Lockheed Martin Corp.	21,486,040	0.4
72,553		Masco Corp.	2,508,157	0.0
90,866		Nielsen Holdings PLC	1,139,460	0.0
66,589		Norfolk Southern Corp.	9,721,994	0.2
40,027		Northrop Grumman Corp.	12,110,169	0.2
24,463		Old Dominion Freight Line	3,210,948	0.1
88,328		Paccar, Inc.	5,399,491	0.1
32,807		Parker Hannifin Corp.	4,256,052	0.1
42,927		Pentair PLC	1,277,508	0.0
36,339		Quanta Services, Inc.	1,153,036	0.0
71,117		Raytheon Co.	9,326,995	0.2
53,792		Republic Services, Inc.	4,037,628	0.1
30,022		Robert Half International, Inc.	1,133,331	0.0
29,508	(2)	Rockwell Automation, Inc.	4,453,052	0.1
35,957		Rollins, Inc.	1,299,486	0.0
26,574		Roper Technologies, Inc.	8,286,039	0.1
14,006	(2)	Snap-On, Inc.	1,524,133	0.0
120,959		Southwest Airlines Co.	4,307,350	0.1
38,820		Stanley Black & Decker, Inc.	3,882,000	0.1
58,293		Textron, Inc.	1,554,674	0.0
61,188	(2)	Trane Technologies PLC	5,053,517	0.1
12,718		TransDigm Group, Inc.	4,072,176	0.1
177,283		Union Pacific Corp.	25,003,994	0.4
55,575	(1),(2)	United Airlines Holdings, Inc.	1,753,391	0.0
178,957		United Parcel Service, Inc. - Class B	16,718,163	0.3
19,193	(1)	United Rentals, Inc.	1,974,960	0.0
207,191		United Technologies Corp.	19,544,327	0.3
41,849		Verisk Analytics, Inc.	5,832,914	0.1
99,674		Waste Management, Inc.	9,225,825	0.2
46,504	(2)	Westinghouse Air Brake Technologies Corp.	2,238,238	0.0
11,142		WW Grainger, Inc.	2,768,787	0.1
45,988	(2)	Xylem, Inc.	2,995,198	0.1
			449,860,236	8.0

		Information Technology: 24.8%
162,181		Accenture PLC	26,477,670	0.5
123,623	(1)	Adobe, Inc.	39,341,783	0.7
298,705	(1)	Advanced Micro Devices, Inc.	13,585,103	0.2
41,269	(1)	Akamai Technologies, Inc.	3,775,701	0.1
10,314		Alliance Data Systems Corp.	347,066	0.0
75,717		Amphenol Corp.	5,518,255	0.1
94,056		Analog Devices, Inc.	8,432,120	0.1
21,855	(1)	ANSYS, Inc.	5,080,632	0.1
1,066,626		Apple, Inc.	271,232,326	4.8
235,906		Applied Materials, Inc.	10,809,213	0.2
13,852	(1)	Arista Networks, Inc.	2,805,723	0.0
56,191	(1)	Autodesk, Inc.	8,771,415	0.2
110,501		Automatic Data Processing, Inc.	15,103,277	0.3
101,301		Broadcom, Inc.	24,018,467	0.4
29,278		Broadridge Financial Solutions, Inc. ADR	2,776,433	0.0
71,657	(1)	Cadence Design Systems, Inc.	4,732,228	0.1
36,693		CDW Corp.	3,422,356	0.1
1,083,377		Cisco Systems, Inc.	42,587,550	0.8
29,373		Citrix Systems, Inc.	4,157,748	0.1
139,836		Cognizant Technology Solutions Corp.	6,498,179	0.1
196,413		Corning, Inc.	4,034,323	0.1
65,376		DXC Technology Co.	853,157	0.0
15,525	(1)	F5 Networks, Inc.	1,655,431	0.0
156,955		Fidelity National Information Services, Inc.	19,092,006	0.3
145,849	(1)	Fiserv, Inc.	13,854,196	0.2
22,162	(1)	FleetCor Technologies, Inc.	4,134,099	0.1
34,260		Flir Systems, Inc.	1,092,551	0.0
36,253	(1)	Fortinet, Inc.	3,667,716	0.1
22,844	(1)	Gartner, Inc.	2,274,577	0.0
76,753		Global Payments, Inc.	11,070,085	0.2
330,458		Hewlett Packard Enterprise Co.	3,208,747	0.1
378,447		HP, Inc.	6,569,840	0.1
1,110,891		Intel Corp.	60,121,421	1.1
226,171		International Business Machines Corp.	25,089,149	0.4
66,476		Intuit, Inc.	15,289,480	0.3
9,080	(1),(2)	IPG Photonics Corp.	1,001,342	0.0
19,648		Jack Henry & Associates, Inc.	3,050,155	0.1
85,477		Juniper Networks, Inc.	1,636,030	0.0
47,903	(1)	Keysight Technologies, Inc.	4,008,523	0.1
40,297		KLA Corp.	5,792,291	0.1
37,050		Lam Research Corp.	8,892,000	0.2
33,983		Leidos Holdings, Inc.	3,114,542	0.1
226,706		Mastercard, Inc. - Class A	54,763,101	1.0
69,107		Maxim Integrated Products	3,359,291	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
61,030	(2)	Microchip Technology, Inc.	$ 4,137,834	0.1
282,716	(1)	Micron Technology, Inc.	11,891,035	0.2
1,948,223		Microsoft Corp.	307,254,249	5.5
43,755		Motorola Solutions, Inc.	5,815,915	0.1
58,284		NetApp, Inc.	2,429,860	0.0
146,430		NortonLifeLock, Inc.	2,739,705	0.0
156,291		Nvidia Corp.	41,198,308	0.7
553,265		Oracle Corp.	26,739,297	0.5
81,356		Paychex, Inc.	5,118,920	0.1
12,528	(1)	Paycom Software, Inc.	2,530,781	0.0
299,862	(1)	PayPal Holdings, Inc.	28,708,788	0.5
29,668	(1)	Qorvo, Inc.	2,392,131	0.0
291,601		Qualcomm, Inc.	19,726,808	0.3
226,520	(1)	Salesforce.com, Inc.	32,614,350	0.6
59,040		Seagate Technology	2,881,152	0.1
48,164	(1)	ServiceNow, Inc.	13,802,839	0.2
43,510		Skyworks Solutions, Inc.	3,888,924	0.1
38,391	(1)	Synopsys, Inc.	4,944,377	0.1
85,417		TE Connectivity Ltd.	5,379,563	0.1
238,720		Texas Instruments, Inc.	23,855,290	0.4
26,386	(1)	VeriSign, Inc.	4,751,855	0.1
437,164		Visa, Inc. - Class A	70,435,864	1.3
75,950		Western Digital Corp.	3,161,039	0.1
107,068	(2)	Western Union Co.	1,941,143	0.0
47,480		Xerox Holdings Corp.	899,271	0.0
64,219		Xilinx, Inc.	5,005,229	0.1
13,770	(1)	Zebra Technologies Corp.	2,528,172	0.0
			1,393,869,997	24.8

		Materials: 2.4%
56,294		Air Products & Chemicals, Inc.	11,236,845	0.2
27,078	(2)	Albemarle Corp.	1,526,387	0.0
413,747	(2)	Amcor PLC	3,359,626	0.1
21,325		Avery Dennison Corp.	2,172,378	0.0
83,542		Ball Corp.	5,401,826	0.1
30,868		Celanese Corp. - Series A	2,265,402	0.0
55,527		CF Industries Holdings, Inc.	1,510,334	0.0
191,125		Corteva, Inc.	4,491,437	0.1
189,361		Dow, Inc.	5,536,916	0.1
189,185		DowDuPont, Inc.	6,451,208	0.1
34,726		Eastman Chemical Co.	1,617,537	0.0
64,042		Ecolab, Inc.	9,979,665	0.2
33,101		FMC Corp.	2,704,021	0.0
370,530		Freeport-McMoRan, Inc.	2,501,077	0.0
27,268	(2)	International Flavors & Fragrances, Inc.	2,783,517	0.1
100,137		International Paper Co.	3,117,265	0.1
137,182		Linde Public Ltd.	23,732,486	0.4
65,562		LyondellBasell Industries NV - Class A	3,253,842	0.1
15,961		Martin Marietta Materials, Inc.	3,020,300	0.1
89,291		Mosaic Co.	966,129	0.0
209,368		Newmont Corp.	9,480,183	0.2
77,434		Nucor Corp.	2,789,173	0.1
24,173	(2)	Packaging Corp. of America	2,098,942	0.0
60,387		PPG Industries, Inc.	5,048,353	0.1
39,460		Sealed Air Corp.	975,057	0.0
20,981		Sherwin-Williams Co.	9,641,189	0.2
33,800		Vulcan Materials Co.	3,652,766	0.1
65,860		WestRock Co.	1,861,204	0.0
			133,175,065	2.4

		Real Estate: 2.9%
31,309		Alexandria Real Estate Equities, Inc.	4,291,212	0.1
113,117		American Tower Corp.	24,631,227	0.4
38,022		Apartment Investment & Management Co.	1,336,473	0.0
35,666		AvalonBay Communities, Inc.	5,248,965	0.1
36,723		Boston Properties, Inc.	3,386,962	0.1
85,488	(1)	CBRE Group, Inc.	3,223,753	0.1
106,178		Crown Castle International Corp.	15,332,103	0.3
67,128	(2)	Digital Realty Trust, Inc.	9,324,751	0.2
93,869		Duke Realty Corp.	3,039,478	0.1
21,778		Equinix, Inc.	13,601,885	0.2
89,145		Equity Residential	5,501,138	0.1
16,876		Essex Property Trust, Inc.	3,716,770	0.1
33,074		Extra Space Storage, Inc.	3,167,166	0.1
17,937		Federal Realty Investment Trust	1,338,280	0.0
126,400		Healthpeak Properties, Inc.	3,014,640	0.1
183,151		Host Hotels & Resorts, Inc.	2,021,987	0.0
73,330	(2)	Iron Mountain, Inc.	1,745,254	0.0
107,829		Kimco Realty Corp.	1,042,706	0.0
29,130		Mid-America Apartment Communities, Inc.	3,001,264	0.0
188,531		ProLogis, Inc.	15,152,237	0.3
38,364		Public Storage, Inc.	7,619,474	0.1
87,518		Realty Income Corp.	4,363,648	0.1
42,792		Regency Centers Corp.	1,644,497	0.0
28,756		SBA Communications Corp.	7,763,257	0.1
78,365		Simon Property Group, Inc.	4,299,104	0.1
20,817		SL Green Realty Corp.	897,213	0.0
74,839		UDR, Inc.	2,734,617	0.0
95,188		Ventas, Inc.	2,551,038	0.0
40,453		Vornado Realty Trust	1,464,803	0.0
103,621		Welltower, Inc.	4,743,769	0.1
190,292		Weyerhaeuser Co.	3,225,449	0.1
			164,425,120	2.9

		Utilities: 3.5%
169,543		AES Corp.	2,305,785	0.0
61,380		Alliant Energy Corp.	2,964,040	0.1
62,830		Ameren Corp.	4,575,909	0.1
126,144		American Electric Power Co., Inc.	10,088,997	0.2
46,166		American Water Works Co., Inc.	5,519,607	0.1
30,478		Atmos Energy Corp.	3,024,332	0.1
128,261		Centerpoint Energy, Inc.	1,981,632	0.0
72,487		CMS Energy Corp.	4,258,611	0.1
84,895		Consolidated Edison, Inc.	6,621,810	0.1
210,199		Dominion Energy, Inc.	15,174,266	0.3
49,059		DTE Energy Co.	4,659,133	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
186,178		Duke Energy Corp.	$ 15,058,077	0.3
91,578		Edison International	5,017,559	0.1
50,846		Entergy Corp.	4,777,999	0.1
58,201		Evergy, Inc.	3,203,965	0.1
82,681		Eversource Energy	6,466,481	0.1
248,254		Exelon Corp.	9,138,230	0.2
137,983		FirstEnergy Corp.	5,528,979	0.1
124,822		NextEra Energy, Inc.	30,034,670	0.5
95,395		NiSource, Inc.	2,382,013	0.0
64,251		NRG Energy, Inc.	1,751,482	0.0
28,707		Pinnacle West Capital Corp.	2,175,703	0.0
196,082		PPL Corp.	4,839,304	0.1
129,151		Public Service Enterprise Group, Inc.	5,800,171	0.1
71,990		Sempra Energy	8,134,150	0.1
267,823		Southern Co.	14,499,937	0.3
80,555		WEC Energy Group, Inc.	7,099,312	0.1
133,917		Xcel Energy, Inc.	8,075,195	0.1
			195,157,349	3.5

	Total Common Stock
	(Cost $4,284,990,066)		5,471,234,830	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Commercial Paper: 0.1%
950,000	(3)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.0
950,000	(3)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.0
950,000	(3)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.0
950,000	(3)	Pfizer Inc., 1.630%, 04/16/2020	949,521	0.0
1,000,000	(3)	Pfizer Inc., 1.630%, 06/15/2020	996,221	0.1

	Total Commercial Paper
	(Cost $4,790,617)		4,790,617	0.1

		Floating Rate Notes: 0.5%
950,000	(3)	Australia & New Zealand Banking Group Ltd., 0.950%, 05/20/2020	950,175	0.0
575,000	(3)	Australia & New Zealand Banking Group Ltd., 0.990%, 08/28/2020	574,303	0.0
825,000	(3)	Bank of America Corp., 1.200%, 05/07/2020	824,487	0.0
675,000	(3)	Bank of Montreal, 0.210%, 07/13/2020	672,850	0.0
950,000	(3)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.0
725,000	(3)	Bank of Nova Scotia, 0.300%, 05/20/2020	723,928	0.0
800,000	(3)	Bank of Nova Scotia, 0.830%, 08/20/2020	799,515	0.0
675,000	(3)	Bedford Row Funding, 0.830%, 05/18/2020	675,121	0.0
950,000	(3)	BNP Paribas, 0.910%, 05/14/2020	949,788	0.0
950,000	(3)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.0
850,000	(3)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	849,267	0.0
600,000	(3)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	600,150	0.0
675,000	(3)	Crédit Agricole Group, 0.190%, 06/12/2020	673,513	0.0
725,000	(3)	Credit Suisse Group AG, 0.150%, 08/14/2020	721,903	0.0
1,150,000	(3)	Credit Suisse Group AG, 0.360%, 04/17/2020	1,149,958	0.1
825,000	(3)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	824,579	0.0
975,000	(3)	JPMorgan Chase & Co., 1.740%, 08/07/2020	973,349	0.1
275,000	(3)	Lloyds Bank PLC, 0.220%, 09/08/2020	274,268	0.0
950,000	(3)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.0
950,000	(3)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.0
275,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.860%, 07/14/2020	274,831	0.0
900,000	(3)	Mitsubishi UFJ Financial Group, Inc., 1.720%, 05/26/2020	899,431	0.0
1,275,000	(3)	Mizuho Financial Group Inc., 1.140%, 05/22/2020	1,275,393	0.1
500,000	(3)	Mizuho Financial Group Inc., 1.280%, 05/06/2020	500,213	0.0
925,000	(3)	National Bank of Canada, 1.840%, 05/01/2020	924,684	0.0
1,000,000	(3)	National Bank of Canada, 1.840%, 07/16/2020	998,418	0.1
725,000	(3)	Royal Bank of Canada, 0.960%, 07/17/2020	724,380	0.0
275,000	(3)	Royal Bank Of Canada, 0.410%, 04/29/2020	274,821	0.0
925,000	(3)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	924,556	0.0
1,000,000	(3)	Societe Generale, 0.290%, 09/04/2020	995,888	0.1
400,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	399,705	0.0
775,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 0.870%, 05/11/2020	775,174	0.0
350,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 1.030%, 06/19/2020	349,753	0.0
700,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 1.460%, 06/05/2020	699,935	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
800,000	(3)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	$ 799,660	0.0
825,000	(3)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	824,090	0.0
400,000	(3)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	400,220	0.0
625,000	(3)	Toronto-Dominion Bank, 1.020%, 07/21/2020	624,571	0.0
475,000	(3)	Toyota Motor Corp., 1.680%, 04/17/2020	474,795	0.0

	Total Floating Rate Notes
	(Cost $29,171,352)		29,171,352	0.5

		Repurchase Agreements: 0.3%
2,041,661	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $2,041,679, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $2,143,749, due 06/15/20-03/15/39)	2,041,661	0.0
2,463,624	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,463,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,512,896, due 05/01/20-02/20/70)	2,463,624	0.1
1,209,604	(3)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,209,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,233,798, due 12/15/21-11/20/66)	1,209,604	0.0
5,978,568	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $5,978,570, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $6,098,139, due 04/15/21-09/20/69)	5,978,568	0.1
5,155,619	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $5,155,642, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,271,316, due 04/01/20-09/09/49)	5,155,619	0.1

	Total Repurchase Agreements
	(Cost $16,849,076)		16,849,076	0.3

		Certificates of Deposit: 0.1%
550,000	(3)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	550,273	0.0
400,000	(3)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.710%, 04/21/2020	400,202	0.0
425,000	(3)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.710%, 04/24/2020	425,215	0.0
950,000	(3)	Group BPCE, 1.790%, 04/13/2020	950,208	0.1
875,000	(3)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	875,468	0.0
600,000	(3)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	600,317	0.0
900,000	(3)	The Norinchukin Bank, 1.650%, 06/18/2020	900,897	0.0

	Total Certificates of Deposit
	(Cost $4,702,580)		4,702,580	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 2.5%
1,752,000	(3), (4)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	$ 1,752,000	0.0
1,752,000	(3),(4)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	1,752,000	0.0
138,862,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	138,862,000	2.5
	Total Mutual Funds
	(Cost $142,366,000)		142,366,000	2.5

	Total Short-Term Investments
	(Cost $197,879,625)		197,879,625	3.5

	Total Investments in Securities (Cost $4,482,869,691)		$ 5,669,114,455	100.7
	Liabilities in Excess of Other Assets		(40,131,658)	(0.7)
	Net Assets		$ 5,628,982,797	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 5,471,234,830	$ –	$ –	$ 5,471,234,830
Short-Term Investments	–	197,879,625	–	197,879,625
Total Investments, at fair value	$ 5,471,234,830	$ 197,879,625	$ –	$ 5,669,114,455
Liabilities Table
Other Financial Instruments+
Futures	$ (3,411,821)	$ –	$ –	$ (3,411,821)
Total Liabilities	$ (3,411,821)	$ –	$ –	$ (3,411,821)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	1,223	06/19/20	$ 157,137,155	$ (3,411,821)
			$ 157,137,155	$ (3,411,821)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,505,022,370.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 1,646,992,319
Gross Unrealized Depreciation	(486,312,055)

Net Unrealized Appreciation	$ 1,160,680,264